Segment Reporting - Segment Results and Reconciliations to GAAP (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest income:
Student loans									$ 5,349	$ 5,732	$ 5,890
Other loans									11	16	21
Cash and investments									17	21	19
Total interest income									5,377	5,769	5,930
Total interest expense									2,210	2,561	2,401
Net interest income (loss)	789	799	784	795	832	819	746	811	3,167	3,208	3,529
Less: provisions for loan losses	190	207	201	241	314	270	243	253	839	1,080	1,295
Net interest income (loss) after provisions for loan losses	599	592	583	554	518	549	503	558	2,328	2,128	2,234
Other income (loss):
Gain (losses) on sales of loans and investments									302		(35)
Servicing revenue									290	279	283
Contingency revenue									420	356	333
Gains on debt repurchases									42	145	38
Other income (loss)									(168)	(536)	(890)
Total other income (loss)									886	244	(271)
Expenses:
Direct operating expenses									806	673	736
Overhead expenses									236	224	269
Total operating expenses	305	257	244	235	226	220	216	236	1,042	897	1,005
Goodwill and acquired intangible asset impairment and amortization expense	3	4	3	3	14	5	5	5	13	27	21
Restructuring and other reorganization expenses	26	12	23	10	1	2	3	4	72	11	12
Total expenses									1,127	935	1,038
Income (loss) from continuing operations, before income tax expense (benefit)									2,087	1,437	925
Income tax expense (benefit)	129	136	299	211	157	104	169	68	776	498	328
Net income (loss) from continuing operations	211	252	504	345	348	187	292	111	1,311	939	597
Income (loss) from discontinued operations, net of tax expense (benefit)	59	8	38	1			(1)		106	(2)	35
Net income (loss)	270	260	542	346	348	187	291	111	1,417	937	632
Less: net loss attributable to noncontrolling interest			(1)			(1)	(1)	(1)	(1)	(2)	(1)
Net income (loss) attributable to SLM Corporation	270	260	543	346	348	188	292	112	1,418	939	633
Reclassifications [Member]
Interest income:
Student loans									816	858	902
Total interest income									816	858	902
Total interest expense									55	115	71
Net interest income (loss)									761	743	831
Net interest income (loss) after provisions for loan losses									761	743	831
Other income (loss):
Gains on debt repurchases									(6)		(26)
Other income (loss)									(755)	(743)	(805)
Total other income (loss)									(761)	(743)	(831)
Additions/ (Subtractions) [Member]
Interest income:
Student loans									(307)	(351)	(355)
Total interest income									(307)	(351)	(355)
Total interest expense									(1)	2	11
Net interest income (loss)									(306)	(353)	(366)
Net interest income (loss) after provisions for loan losses									(306)	(353)	(366)
Other income (loss):
Other income (loss)									549	159	(174)
Total other income (loss)									549	159	(174)
Expenses:
Goodwill and acquired intangible asset impairment and amortization expense									13	27	21
Total expenses									13	27	21
Income (loss) from continuing operations, before income tax expense (benefit)									230	(221)	(561)
Income tax expense (benefit)									96	(99)	(219)
Net income (loss) from continuing operations									134	(122)	(342)
Income (loss) from discontinued operations, net of tax expense (benefit)									(6)	(1)	(2)
Net income (loss)									128	(123)	(344)
Net income (loss) attributable to SLM Corporation									128	(123)	(344)
Total Adjustments [Member]
Interest income:
Student loans									509	507	547
Total interest income									509	507	547
Total interest expense									54	117	82
Net interest income (loss)									455	390	465
Net interest income (loss) after provisions for loan losses									455	390	465
Other income (loss):
Gains on debt repurchases									(6)		(26)
Other income (loss)									(206)	(584)	(979)
Total other income (loss)									(212)	(584)	(1,005)
Expenses:
Goodwill and acquired intangible asset impairment and amortization expense									13	27	21
Total expenses									13	27	21
Income (loss) from continuing operations, before income tax expense (benefit)									230	(221)	(561)
Income tax expense (benefit)									96	(99)	(219)
Net income (loss) from continuing operations									134	(122)	(342)
Income (loss) from discontinued operations, net of tax expense (benefit)									(6)	(1)	(2)
Net income (loss)									128	(123)	(344)
Net income (loss) attributable to SLM Corporation									128	(123)	(344)
Business Services [Member]
Other income (loss):
Total other income (loss)									1,160	1,200
Total Core Earnings [Member]
Interest income:
Student loans									4,840	5,225	5,343
Other loans									11	16	21
Cash and investments									17	21	19
Total interest income									4,868	5,262	5,383
Total interest expense									2,156	2,444	2,319
Net interest income (loss)									2,712	2,818	3,064
Less: provisions for loan losses									839	1,080	1,295
Net interest income (loss) after provisions for loan losses									1,873	1,738	1,769
Other income (loss):
Gain (losses) on sales of loans and investments									302		(35)
Servicing revenue									290	279	283
Contingency revenue									420	356	333
Gains on debt repurchases									48	145	64
Other income (loss)									38	48	89
Total other income (loss)									1,098	828	734
Expenses:
Direct operating expenses									806	673	736
Overhead expenses									236	224	269
Total operating expenses									1,042	897	1,005
Restructuring and other reorganization expenses									72	11	12
Total expenses									1,114	908	1,017
Income (loss) from continuing operations, before income tax expense (benefit)									1,857	1,658	1,486
Income tax expense (benefit)									680	597	547
Net income (loss) from continuing operations									1,177	1,061	939
Income (loss) from discontinued operations, net of tax expense (benefit)									112	(1)	37
Net income (loss)									1,289	1,060	976
Less: net loss attributable to noncontrolling interest									(1)	(2)	(1)
Net income (loss) attributable to SLM Corporation									1,290	1,062	977
Operating Segments [Member] | Consumer Lending [Member]
Interest income:
Student loans									2,527	2,481	2,429
Cash and investments									7	7	9
Total interest income									2,534	2,488	2,438
Total interest expense									825	822	801
Net interest income (loss)									1,709	1,666	1,637
Less: provisions for loan losses									787	1,008	1,179
Net interest income (loss) after provisions for loan losses									922	658	458
Other income (loss):
Gain (losses) on sales of loans and investments											(9)
Servicing revenue									34	46	64
Total other income (loss)									34	46	55
Expenses:
Direct operating expenses									299	265	291
Overhead expenses									(1)
Total operating expenses									298	265	291
Restructuring and other reorganization expenses									6	3	3
Total expenses									304	268	294
Income (loss) from continuing operations, before income tax expense (benefit)									652	436	219
Income tax expense (benefit)									239	157	81
Net income (loss) from continuing operations									413	279	138
Income (loss) from discontinued operations, net of tax expense (benefit)									(1)	(2)	(2)
Net income (loss)									412	277	136
Net income (loss) attributable to SLM Corporation									412	277	136
Operating Segments [Member] | Business Services [Member]
Interest income:
Cash and investments									5	7	8
Total interest income									5	7	8
Net interest income (loss)									5	7	8
Net interest income (loss) after provisions for loan losses									5	7	8
Other income (loss):
Servicing revenue									710	813	872
Contingency revenue									420	356	333
Other income (loss)									34	33	69
Total other income (loss)									1,164	1,202	1,274
Expenses:
Direct operating expenses									400	364	393
Total operating expenses									400	364	393
Restructuring and other reorganization expenses									2	3	5
Total expenses									402	367	398
Income (loss) from continuing operations, before income tax expense (benefit)									767	842	884
Income tax expense (benefit)									281	303	325
Net income (loss) from continuing operations									486	539	559
Income (loss) from discontinued operations, net of tax expense (benefit)									112		5
Net income (loss)									598	539	564
Less: net loss attributable to noncontrolling interest									(1)	(2)	(1)
Net income (loss) attributable to SLM Corporation									599	541	565
Operating Segments [Member] | FFELP Loans [Member]
Interest income:
Student loans									2,313	2,744	2,914
Cash and investments									6	11	5
Total interest income									2,319	2,755	2,919
Total interest expense									1,285	1,591	1,472
Net interest income (loss)									1,034	1,164	1,447
Less: provisions for loan losses									52	72	86
Net interest income (loss) after provisions for loan losses									982	1,092	1,361
Other income (loss):
Gain (losses) on sales of loans and investments									312
Servicing revenue									76	90	86
Total other income (loss)									388	90	86
Expenses:
Direct operating expenses									557	702	772
Total operating expenses									557	702	772
Restructuring and other reorganization expenses											1
Total expenses									557	702	773
Income (loss) from continuing operations, before income tax expense (benefit)									813	480	674
Income tax expense (benefit)									298	173	248
Net income (loss) from continuing operations									515	307	426
Net income (loss)									515	307	426
Net income (loss) attributable to SLM Corporation									515	307	426
Operating Segments [Member] | Other Segment [Member]
Interest income:
Other loans									11	16	21
Cash and investments									4	2	5
Total interest income									15	18	26
Total interest expense									51	37	54
Net interest income (loss)									(36)	(19)	(28)
Less: provisions for loan losses											30
Net interest income (loss) after provisions for loan losses									(36)	(19)	(58)
Other income (loss):
Gain (losses) on sales of loans and investments									(10)		(26)
Gains on debt repurchases									48	145	64
Other income (loss)									4	15	20
Total other income (loss)									42	160	58
Expenses:
Direct operating expenses									80	12	19
Overhead expenses									237	224	269
Total operating expenses									317	236	288
Restructuring and other reorganization expenses									64	5	3
Total expenses									381	241	291
Income (loss) from continuing operations, before income tax expense (benefit)									(375)	(100)	(291)
Income tax expense (benefit)									(138)	(36)	(107)
Net income (loss) from continuing operations									(237)	(64)	(184)
Income (loss) from discontinued operations, net of tax expense (benefit)									1	1	34
Net income (loss)									(236)	(63)	(150)
Net income (loss) attributable to SLM Corporation									(236)	(63)	(150)
Eliminations [Member]
Interest income:
Cash and investments									(5)	(6)	(8)
Total interest income									(5)	(6)	(8)
Total interest expense									(5)	(6)	(8)
Other income (loss):
Servicing revenue									(530)	(670)	(739)
Total other income (loss)									(530)	(670)	(739)
Expenses:
Direct operating expenses									(530)	(670)	(739)
Total operating expenses									(530)	(670)	(739)
Total expenses									$ (530)	$ (670)	$ (739)